FAIR VALUE MEASUREMENTS - Schedule of fair value measurements (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Oct. 01, 2025	Jul. 01, 2025	Dec. 31, 2024	Jun. 01, 2022
Debt securities:
Short-term investments	$ 21,730,346	$ 15,274,175			$ 1,006,517
Right of use assets – operating lease	447,576	477,577	$ 303,611	$ 20,372	$ 242,332	$ 421,000
Recurring fair value measurements [Member]
Debt securities:
Short-term investments	21,730,346	15,274,175
Investments - restricted	508,229
Total debt securities	22,238,575	15,274,175
Total fair value measurements	22,238,575	15,274,175
Recurring fair value measurements [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Debt securities:
Short-term investments	21,730,346	15,274,175
Investments - restricted	508,229
Total debt securities	22,238,575	15,274,175
Total fair value measurements	22,238,575	15,274,175
Recurring fair value measurements [Member] | Significant other observable inputs (Level 2) [Member]
Debt securities:
Short-term investments	0	0
Investments - restricted	0
Total debt securities	0	0
Total fair value measurements	0	0
Recurring fair value measurements [Member] | Significant unobservable inputs (Level 3) [Member]
Debt securities:
Short-term investments	0	0
Investments - restricted	0
Total debt securities	0	0
Total fair value measurements	$ 0	0
Nonrecurring fair value measurements [Member]
Debt securities:
Right of use assets – operating lease		323,983
Total fair value measurements		323,983
Nonrecurring fair value measurements [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Debt securities:
Right of use assets – operating lease		0
Total fair value measurements		0
Nonrecurring fair value measurements [Member] | Significant other observable inputs (Level 2) [Member]
Debt securities:
Right of use assets – operating lease		0
Total fair value measurements		0
Nonrecurring fair value measurements [Member] | Significant unobservable inputs (Level 3) [Member]
Debt securities:
Right of use assets – operating lease		323,983
Total fair value measurements		$ 323,983